Income taxes - Schedule of Effective Income Tax Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax
Theoretical tax benefit	$ (19,123)	$ (15,640)	$ (4,912)
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	16,187	13,598	4,283
Effect of entities with different tax rates	125	125	68
Non-deductible expenses, net	3,442	2,439	1,294
Income in zero tax rate	(67)	0	0
Change in tax reserve for uncertain tax positions	12	101	60
Other	(60)	358	(153)
Total provision for income taxes	$ 516	$ 981	$ 640
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(20.00%)	(20.00%)	(20.00%)
Effect of entities with different tax rates	0.00%	0.00%	0.00%
Non-deductible expenses, net	(4.00%)	(4.00%)	(6.00%)
Income in zero tax rate	0.00%	0.00%	0.00%
Change in tax reserve for uncertain tax positions	0.00%	0.00%	0.00%
Other	0.00%	(1.00%)	0.00%
Total effective income taxes	(1.00%)	(2.00%)	(3.00%)